Azzad Funds

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

November 4, 2013

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Azzad Funds

File Nos.

333-20177

811-08021

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective November 1, 2013 do not differ from those filed in the Post-Effective Amendment No. 22, which was filed electronically October 18, 2013.

Sincerely,

/s/ Bashar Qasem

Bashar Qasem

Trustee, Treasurer (Principal Financial Officer) and

President (Principal Executive Officer)